Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Parent country source	$ (131)	$ (3)	$ (6)
Foreign sources	(374)	1,173	1,472
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ (505)	$ 1,170	$ 1,466